MEMBERS Life Insurance Company

Ross D. Hansen
Associate General Counsel
Office of General Counsel
Phone:         608.665.7416
Fax:              608.236.7548
E-mail:          ross.hansen@cunamutual.com

May 2, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MEMBERS Horizon Variable Separate Account
(the “Registrant”)
File Nos. 333-207276; 811-23092
Rule 497j Filing

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2018 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the Registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7416.

Sincerely,

/s/Ross D. Hansen

Ross D. Hansen Associate General Counsel